RECEIVABLES, NET - NON CURRENT AND CURRENT (Current receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Receivables, net [Abstract]
Value added tax	$ 188,027	$ 162,121
Income tax credits	8,205	60,402
Other tax credits	29,834	38,913
Employee advances and loans	4,355	3,667
Advances to suppliers	12,009	10,134
Advances to suppliers with related parties (Note 25)	11,927	16,126
Expenses paid in advance	8,160	9,781
Government tax refunds on exports	6,499	14,805
Receivables with related parties (Note 25)	7,446	3,696
Others	12,147	15,068
Current receivables, net	$ 288,609	$ 334,713